Goodwill - Summary of Goodwill (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 52,419,427	$ 1,598,641	$ 52,313,399	$ 52,072,413
Acquisitions through business combinations			21,001
Effect of foreign currency exchange differences	105,915	3,230	85,027	240,986
Ending balance	52,525,342	1,601,871	52,419,427	52,313,399
Cost [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	54,833,540	1,672,264	54,727,512	54,486,526
Acquisitions through business combinations			21,001
Effect of foreign currency exchange differences	105,915	3,230	85,027	240,986
Ending balance	54,939,455	1,675,494	54,833,540	54,727,512
Accumulated impairment [Member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,414,113	73,623	2,414,113	2,414,113
Ending balance	$ 2,414,113	$ 73,623	$ 2,414,113	$ 2,414,113